Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Unvested Restricted Share and Restricted Share Unit Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	737,065	1,200,507	737,065	1,200,507
Unvested Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	1,072,526		1,072,526